Consolidated Balance Sheets (Parenthetical) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Class A preferred shares, without par value	0	0
Class A preferred shares, shares issued	0	0
Class A preferred shares, shares outstanding	0	0
Common shares, without par value	0	0
Common shares, Shares issued	121,134,276	103,675,444
Common shares, Shares outstanding	121,134,276	103,675,444